Leases (Details 1) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Assets
Right-of-use assets	$ 232	$ 300
Liabilities
Current portion of operating lease liabilities	105	92
Total	9,025	$ 9,437
Office
Assets
Right-of-use assets	232
Liabilities
Current portion of operating lease liabilities	105
Non-current portion of operating lease liabilities	127
Total	$ 213